Net Finance Expense (Details) - Schedule of Net Finance Expense - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Schedule Of Net Finance Expense Abstract
Exchange rate variation		$ (68,731)	$ 45,848	$ 84,655	$ 103,155
Fair value adjustments on derivatives		54,807	(56,963)	(353,763)	(56,500)
Interest expense	[1]	(399,416)	(428,803)	(1,251,090)	(1,246,500)
Interest income	[2]	98,668	77,531	309,401	224,768
Bank fees and others		(46,418)	(14,450)	(98,656)	(37,788)
Total income expense		(361,090)	(376,837)	(1,309,453)	(1,012,864)
Finance income		153,475	123,379	517,594	343,113
Finance expense		(514,565)	(500,216)	(1,827,047)	(1,355,977)
Net finance income expense		$ (361,090)	$ (376,837)	$ (1,309,453)	$ (1,012,864)

[1]	For the nine-month period ended September 30, 2024, the amount of US$864,371 (US$850,830 for the nine-month period ended September 30, 2023) refers to interest expenses from loans and financings.
[2]	For the nine-month period ended September 30, 2024, the amount of US$136,247 (US$61,531 for the nine-month period ended September 30, 2023) refers to interest income from short-term investments.